ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 2, 2025	Olivia R. Lanagan T +1 617 951 7499 olivia.lanagan@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	TCW ETF Trust (the “Trust”) Registration Statement on Form N-14

To Whom it May Concern:

We are filing today, on behalf of the Trust, a Registration Statement on Form N-14 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the proposed reorganization of TCW MetWest Intermediate Bond Fund, a series of TCW Metropolitan West Funds, with and into TCW Core Plus Bond ETF, a series of the Trust, as described in the Registration Statement.

No registration fee is being paid at the time of filing because the Trust has previously elected, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registration Statement is proposed to become effective on May 2, 2025 pursuant to Rule 488 under the Securities Act. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions regarding and/or comments on this filing to me at (617) 951-7499 or Olivia.Lanagan@ropesgray.com. Thank you for your attention to this matter.

Sincerely,

/s/ Olivia Lanagan

Olivia Lanagan

cc:	Brian McCabe Yana Guss